Options and Other Equity Based Awards - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 22, 2010	Dec. 31, 2010	Sep. 14, 2012	Nov. 30, 2012	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 22,434,000	$ 5,446,000	$ 9,086,000	$ 9,834,000	$ 7,334,000
Expense related to grant of restricted stock			1,000,000
Time Based Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based awards, vesting periods			5 years
Unrecognized compensation expense			21,000,000
Equity-based awards, expiration periods			10 years
Share based compensation arrangement by Share based payment award, terms of award			We issue, or have issued, time-based equity awards in the form of SARs and stock options under the Sovereign MEIP, TVL.com SOA, Travelocity Equity 2011, Travelocity Equity 2012, and the Sovereign 2012 MEIP. Generally, these awards vest over five years, or immediately upon a liquidity event, and are not exercisable more than ten years after the date of grant.
Share based compensation expense			4,000,000	7,000,000	7,000,000
Unrecognized compensation expense that will be recognized over a weighted-average period			2 years
SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based awards, vesting periods				4 years
SARs [Member] | Quarterly Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting percentage				75.00%
SARs [Member] | After First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting percentage				25.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, shares granted			0
Performance Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			2,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercised, intrinsic value			5,000,000	4,000,000	1,000,000
Time Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based awards, value									3,000,000
Performance Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based awards, vesting periods			4 years
Share based compensation expense			4,000,000
Number of restricted shares			1,304,063
Sovereign Management Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, aggregate intrinsic value			232,000,000
Stock options vested and exercisable, aggregate intrinsic value			213,000,000
Number of employees impacted by modifications of stock options			6	6
Sovereign Management Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional expenses related to plan modifications			1,000,000	1,000,000	0
Sovereign Management Equity Incentive Plan [Member] | Time Based Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based awards, vesting periods						5 years
Sovereign Management Equity Incentive Plan [Member] | Time Based Option [Member] | Quarterly Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting percentage						75.00%
Sovereign Management Equity Incentive Plan [Member] | Time Based Option [Member] | After First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting percentage						25.00%
Sovereign Management Equity Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance						22,318,298
TVL Common, INC. Restricted Stock Grant Agreement [Member] | Quarterly Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in exercise price, percentage							6.00%
TVL Common, INC. Restricted Stock Grant Agreement [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance				0						17,828,085
TVL Common, INC. Restricted Stock Grant Agreement [Member] | Time Based Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based awards, vesting periods							5 years
TVL Common, INC. Restricted Stock Grant Agreement [Member] | Time Based Option [Member] | Quarterly Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting percentage							75.00%
TVL Common, INC. Restricted Stock Grant Agreement [Member] | Time Based Option [Member] | After First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting percentage							25.00%
Travelocity.com LLC Stock Option Grant Agreement [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance			2,801,888
Travelocity.com LLC Stock Option Grant Agreement [Member] | Common Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance							4,286,418
Sovereign Holdings, Inc. Restricted Stock Grant Agreement [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based awards, vesting periods					3 years
Restricted stock, shares granted					354,191
Sovereign Holdings, Inc. Restricted Stock Grant Agreement [Member] | Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based awards, value				3,000,000
Sovereign Holdings, Inc. Restricted Stock Grant Agreement [Member] | Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based awards, forfeiture percentage				30.00%
SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional expenses related to plan modifications				1,000,000
SARs [Member] | After First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting percentage				25.00%
Tandem SARs [Member] | Common Stock [Member] | SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance				16,565,408
Tandem SARs [Member] | Common Units [Member] | SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance				16,565,408
Travelocity Equity 2012 Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance			7,505,466
Travelocity Equity 2012 Plan [Member] | Common Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance			7,505,466
Sovereign 2012 MEIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance			2,384,558
Stock options, aggregate intrinsic value			34,000,000
Stock options vested and exercisable, aggregate intrinsic value			$ 4,000,000
Sovereign 2012 MEIP [Member] | Time Based Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based awards, vesting periods								5 years
Sovereign 2012 MEIP [Member] | Time Based Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based awards, vesting periods								4 years
Sovereign 2012 MEIP [Member] | Time Based Option [Member] | Quarterly Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting percentage								75.00%
Sovereign 2012 MEIP [Member] | Time Based Option [Member] | After First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting percentage								25.00%
Sovereign 2012 MEIP [Member] | Common Stock [Member] | Sovereign Management Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance			1,800,000					2,568,561
Sovereign 2012 MEIP [Member] | Common Stock [Member] | Compensation Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance								2,160,000
Sovereign 2012 MEIP [Member] | Common Stock [Member] | Forfeited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance			4,150,967